Subsequent Events Considerations - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Oct. 04, 2016	Sep. 30, 2015	Sep. 30, 2016	Mar. 31, 2016
Subsequent Event [Line Items]
Offering price per share			$ 0.012	$ 0.012
Offering expenses		$ 1,582
Subsequent Event [Member] | Secondary Public Offering [Member]
Subsequent Event [Line Items]
Additional shares issued	4,600,000
Offering price per share	$ 16.50
Offering expenses	$ 600